Trade Receivables – Net - Schedule of Age of Net Receivables that are Past Due (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Age of Net Receivables that are Past Due [Line Items]
Total	$ 1,843,530	$ 1,208,879
30 - 60 days [Member]
Schedule of Age of Net Receivables that are Past Due [Line Items]
Total	627,565	423,500
61 - 90 days [Member]
Schedule of Age of Net Receivables that are Past Due [Line Items]
Total	219,703	192,525
91 + days [Member]
Schedule of Age of Net Receivables that are Past Due [Line Items]
Total	$ 996,262	$ 592,854